Supplement to the
Fidelity® Clean Energy ETF, Fidelity® Cloud Computing ETF, Fidelity® Crypto Industry and Digital Payments ETF, Fidelity® Digital Health ETF, Fidelity® Electric Vehicles and Future Transportation ETF, and Fidelity® Metaverse ETF
October 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Investment Policies and Limitations" section.
Diversification
For Fidelity® Clean Energy ETF, Fidelity® Cloud Computing ETF, Fidelity® Digital Health ETF, Fidelity® Electric Vehicles and Future Transportation ETF, and Fidelity® Metaverse ETF:
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
The following information replaces similar information found in the "Investment Policies and Limitations" section.
Diversification
For Fidelity® Crypto Industry and Digital Payments ETF:
In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The funds to which this SAI relates, other than Fidelity® Crypto Industry and Digital Payments ETF and Fidelity® Metaverse ETF, intend to comply both with the Subchapter M diversification requirements and with the diversification requirements described in the fundamental investment limitations disclosure above.

CEE-SSTK-0525-101-1.9918798.101	May 5, 2025

Supplement to the
Fidelity® Clean Energy ETF, Fidelity® Cloud Computing ETF, Fidelity® Crypto Industry and Digital Payments ETF, Fidelity® Digital Health ETF, Fidelity® Electric Vehicles and Future Transportation ETF, and Fidelity® Metaverse ETF
October 30, 2024
Prospectus

Fidelity® Metaverse ETF has changed its classification from a non-diversified to a diversified fund.
Effective December 20, 2024, Securities Lending Risk is no longer a principal investment risk for each fund.
Fidelity® Electric Vehicles and Future Transportation ETF has changed its classification from a non-diversified to a diversified fund.
Effective December 20, 2024, the following information replaces similar information for Fidelity® Clean Energy ETF found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode Capital Management, LLC (Geode) normally invests at least 80% of the fund's assets in securities included in the Fidelity Clean Energy IndexSM and in depositary receipts representing securities included in the index. The Fidelity Clean Energy IndexSM is designed to reflect the performance of a global universe of companies across the market capitalization spectrum that distribute, produce or provide technology or equipment to support the production of energy from solar, wind, hydrogen and other renewable sources.
The universe of stocks for consideration in the index, which is intended to reflect the broader global equity market across the market capitalization spectrum, consists of U.S., developed international and emerging market stocks, subject to liquidity and investability requirements.
The Fidelity Clean Energy IndexSM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: clean energy production and distribution and clean energy technology manufacturing.
After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords.
Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index. Stocks not meeting these criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted by adjusted market capitalization and capped under the methodology.
The index is rebalanced (and reconstituted) quarterly. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.
The fund primarily utilizes replication. However, the fund may not always hold the same securities as the Fidelity Clean Energy IndexSM. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the Fidelity Clean Energy IndexSM concentrates in the securities of issuers in a particular industry. In addition, the fund may invest a significant percentage of its assets in relatively few companies.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
If Geode's strategies do not work as intended, the fund may not achieve its objective.
Effective December 20, 2024, the following information replaces similar information for Fidelity® Cloud Computing ETF found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity Cloud Computing IndexSM and in depositary receipts representing securities included in the index. The Fidelity Cloud Computing IndexSM is designed to reflect the performance of a global universe of companies across the market capitalization spectrum that provide products or services enabling the increased adoption of cloud computing, characterized by the delivery of computing services over the internet.
The universe of stocks for consideration in the index, which is intended to reflect the broader global equity market across the market capitalization spectrum, consists of U.S., developed international and emerging market stocks, subject to liquidity and investability requirements.
The Fidelity Cloud Computing IndexSM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: cloud infrastructure, cloud platforms, and cloud software providers.
After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords.
Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index. Stocks not meeting these criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted by adjusted market capitalization and capped under the methodology.
The index is rebalanced (and reconstituted) quarterly. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.
The fund primarily utilizes replication. However, the fund may not always hold the same securities as the Fidelity Cloud Computing IndexSM. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the Fidelity Cloud Computing IndexSM concentrates in the securities of issuers in a particular industry. In addition, the fund may invest a significant percentage of its assets in relatively few companies.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
If Geode's strategies do not work as intended, the fund may not achieve its objective.
Effective December 20, 2024, the following information replaces similar information for Fidelity® Crypto Industry and Digital Payments ETF found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode normally invests at least 80% of the fund's assets in equity securities included in the Fidelity Crypto Industry and Digital Payments IndexSM and in depositary receipts representing securities included in the index. The Fidelity Crypto Industry and Digital Payments IndexSM is designed to reflect the performance of a global universe of companies engaged in activities related to cryptocurrency, related blockchain technology and digital payments processing.
Cryptocurrency companies include those involved in cryptocurrency mining or provide financial services to support cryptocurrency issued on a blockchain such as custody, trading, asset management and other services.
Blockchain technology companies include those that distribute or manufacture infrastructure, hardware or software that supports cryptocurrency mining activities and/or the encryption and integrity of cryptocurrency.
Digital payments processing companies include those that facilitate payment activities through processes and protocols such as Electronic Funds Transfer (EFT), including Automated Clearing House (ACH), and other traditional payment information services.
The fund will not invest in digital assets (including cryptocurrencies) directly, or indirectly through the use of digital asset derivatives. The fund also will not invest in initial coin offerings. Therefore, the fund is not expected to track the price movement of any digital asset. The fund may, however, have indirect exposure to digital assets by virtue of its investments in cryptocurrency companies that use one or more digital assets as part of their business activities or that hold digital assets as proprietary investments.
The universe of stocks for consideration in the index, which is intended to reflect the broader global equity market across the market capitalization spectrum, consists of U.S., developed international and emerging market stocks, subject to liquidity and investability requirements.
The Fidelity Crypto Industry and Digital Payments IndexSM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of cryptocurrency companies and blockchain technology companies are first selected based on market share.  Stocks included in the index are selected based on revenues tied to one or a combination of the following designated business activity categories: cryptocurrency mining, crypto-related financial services, related blockchain technologies, and digital payments processing.
After initial screens are applied, stocks of cryptocurrency companies and blockchain technology companies are selected for inclusion in the index based on market share ranked by dollar revenue and thematic relevancy scores, and stocks of digital payments processing companies are selected for inclusion in the index based on revenues ranked by average daily volumes. Thematic relevancy scores are derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords.
Stocks of companies with greater than 50% of their total revenue tied to one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index.
Stocks not meeting this criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted based on modified average daily volume metrics subject to caps.
The index is rebalanced (and reconstituted) quarterly. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.
The fund primarily utilizes replication. However, the fund may not always hold the same securities as the Fidelity Crypto Industry and Digital Payments IndexSM. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the Fidelity Crypto Industry and Digital Payments IndexSM concentrates in the securities of issuers in a particular industry. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is classified as non-diversified.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
If Geode's strategies do not work as intended, the fund may not achieve its objective.
Effective December 20, 2024, the following information replaces similar information for Fidelity® Digital Health ETF found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity Digital Health IndexSM and in depositary receipts representing securities included in the index. The Fidelity Digital Health IndexSM is designed to reflect the performance of a global universe of companies across the market capitalization spectrum providing healthcare records management, connected healthcare devices, surgical robotics, telemedicine, and other technology-enabled healthcare products and services.
The universe of stocks for consideration in the index, which is intended to reflect the broader global equity market across the market capitalization spectrum, consists of U.S., developed international and emerging market stocks, subject to liquidity and investability requirements.
The Fidelity Digital Health IndexSM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: digital healthcare products & services and connected medical devices.
After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords.
Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index. Stocks not meeting these criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted by adjusted market capitalization and capped under the methodology.
The index is rebalanced (and reconstituted) quarterly. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.
The fund primarily utilizes replication. However, the fund may not always hold the same securities as the Fidelity Digital Health IndexSM. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the Fidelity Digital Health IndexSM concentrates in the securities of issuers in a particular industry. In addition, the fund may invest a significant percentage of its assets in relatively few companies.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
If Geode's strategies do not work as intended, the fund may not achieve its objective.
Effective December 20, 2024, the following information replaces similar information for Fidelity® Electric Vehicles and Future Transportation ETF found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity Electric Vehicles and Future Transportation IndexSM and in depositary receipts representing securities included in the index. The Fidelity Electric Vehicles and Future Transportation IndexSM is designed to reflect the performance of a global universe of companies across the market capitalization spectrum engaged in the production of electric and/or autonomous vehicles and their components, technology, or energy systems, or engaged in other initiatives that aim to change the future of transportation.
The universe of stocks for consideration in the index, which is intended to reflect the broader global equity market across the market capitalization spectrum, consists of U.S., developed international and emerging market stocks, subject to liquidity and investability requirements.
The Fidelity Electric Vehicles and Future Transportation IndexSM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: future transportation technologies and future transportation enablers.
After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords.
Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index. Stocks not meeting these criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted by adjusted market capitalization and capped under the methodology.
Stocks chosen for inclusion in the index represent both future technologies companies (approximately 25 stocks) and future transportation enabler companies (approximately 25 stocks).
The index is rebalanced (and reconstituted) quarterly. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.
The fund primarily utilizes replication. However, the fund may not always hold the same securities as the Fidelity Electric Vehicles and Future Transportation IndexSM. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the Fidelity Electric Vehicles and Future Transportation IndexSM concentrates in the securities of issuers in a particular industry. In addition, the fund may invest a significant percentage of its assets in relatively few companies.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
If Geode's strategies do not work as intended, the fund may not achieve its objective.
Effective December 20, 2024, the following information replaces similar information for Fidelity® Metaverse ETF found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity Metaverse IndexSM and in depositary receipts representing securities included in the index. "Metaverse" is a term used to describe a future state of the internet characterized by a network of both augmented reality and virtual worlds that can be experienced persistently and in a shared environment by large numbers of users. The Fidelity Metaverse IndexSM is designed to reflect the performance of a global universe of companies that develop, manufacture, distribute, or sell products or services related to establishing and enabling the Metaverse.
The universe of stocks for consideration in the index, which is intended to reflect the broader global equity market across the market capitalization spectrum, consists of U.S., developed international and emerging market stocks, subject to liquidity and investability requirements.
The Fidelity Metaverse IndexSM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: computing hardware and components, digital infrastructure, design and engineering software, gaming technology and software, web development and content services, and smart phone and wearable technology.
After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords.
Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index.
Stocks not meeting this criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted based on modified average daily volume metrics subject to caps.
The index is rebalanced (and reconstituted) quarterly. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.
The fund primarily utilizes replication. However, the fund may not always hold the same securities as the Fidelity Metaverse IndexSM. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the Fidelity Metaverse IndexSM concentrates in the securities of issuers in a particular industry. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is classified as non-diversified.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
If Geode's strategies do not work as intended, the fund may not achieve its objective.
Effective December 20, 2024, the following information supplements information found in the "Investment Details" section under the "Other Investment Strategies" heading.
The fund may lend securities to broker-dealers or other institutions to earn income.
CEE-PSTK-0525-102 1.9905428.102	May 5, 2025